INVENTORIES (Tables)	12 Months Ended
Jun. 30, 2023
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

Inventories consist of the following:

	June 30, 2023	June 30, 2022
Raw material and work-in-progress	$419,889	$—
Finished goods	757,518	—
Less: provision for inventory obsolescence	(197,500)	—
Inventory, net	$979,907	$—